Form N-1A Cover	Dec. 08, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Document Creation Date	Dec. 11, 2025
Document Effective Date	Dec. 11, 2025
Prospectus Date	Dec. 08, 2025